Trade and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2023
Trade and Other Receivables
Schedule of trade and other receivables

		Thousands of Euros
	Reference	31/12/2023	31/12/2022
Trade receivables		449,139	478,597
Receivables from associates	Note 31	227,550	162,382
Impairment losses	Note 30 (i)	(31,576)	(32,291)
Trade receivables		645,113	608,688
Other receivables	Note 30 (i)	27,444	10,050
Personnel		1,123	770
Advance payments	Note 30 (i)	4,150	19,033
Taxation authorities, VAT recoverable		32,587	38,719
Other public entities		9,629	4,609
Other receivables		74,933	73,181
Current income tax assets		47,213	56,782
Total trade and other receivables		767,259	738,651